Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan have been prepared using the accrual method of accounting. For financial statement purposes, participant withdrawals and distributions are recorded when paid. At December 31, 2025 and 2024, all Benefit Payments processed and approved for payment had been paid by the Plan.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management of the Plan to make estimates and assumptions that affect the reported amounts in the Statements of Net Assets Available for Plan Benefits and disclosures at the date of the financial statements and the reported amounts of additions and deductions in the Statement of Changes in Net Assets Available for Plan Benefits. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan provides for various investment options consisting of common stocks, mutual funds, and other investment securities. Investment securities are exposed to various risks, such as interest rate fluctuations, market conditions and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in valuations in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Plan Benefits and the Statement of Changes in Net Assets Available for Plan Benefits. Plan participants who are invested in the Moody’s Corporation Stock Fund are exposed to market risk in the event of a significant decline in the value of Moody’s Corporation common stock.
Certain Plan assets may invest directly or indirectly in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in various economic conditions. These conditions include, but are not limited to, real estate values, delinquencies and/or defaults on cash flows underlying the securities. Furthermore, the value of these securities may be adversely affected by shifts in market perception of the issuer as well as changes in interest rates.
Investment Valuation
Investments in mutual funds are valued based on quoted prices as these instruments and their underlying investments have active markets. Common and collective trust funds are valued at the NAV of the shares held by the Plan which represents their fair value.
Moody’s Corporation common stock is stated at the fair value determined by the closing quoted price for the common stock.
Cash and cash equivalents principally consist of investments in money market funds which are carried at cost and approximate fair value due to the short-term nature of these instruments.
Notes Receivable from Participants
Notes receivable from participants are stated at their unpaid principal balances plus any accrued but unpaid interest. No allowances for credit losses have been recorded as of December 31, 2025 and 2024 as the participant loans are secured by the participants’ vested balance in their accounts. Accordingly, in the event of a default, the Plan Administrator will deem the loan balance to be a distribution to the participant.
Investment Transactions and Investment Income
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Other investment income is recorded as earned on an accrual basis.
Net Appreciation of Investments
The net appreciation in the fair value of plan investments presented in the Statement of Changes in Net Assets Available for Plan Benefits consists of realized gains or losses and unrealized appreciation or depreciation on those investments.